Note 12 - Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits [Table Text Block]
	2012	2011	2010

Matching contribution	$1,014,418	$929,869	$875,138
Discretionary contribution	188,700	150,000	99,400
	$1,203,118	$1,079,869	$974,538

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2012	2011	2010

Balance, beginning	$4,202,733	$3,469,525	$2,734,989
Company expense	555,407	414,478	369,950
Employee deferrals	405,788	381,616	371,374
Cash payments made	(12,298)	(62,886)	(6,788)
Balance, ending	$5,151,630	$4,202,733	$3,469,525